Accrued Liabilities (table)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities Current Abstract
Accrued Liabilities Table

	December 31,
thousands	2012	2011
Accrued capital expenditures	$112,311	$60,391
Accrued plant purchases	16,350	19,607
Accrued interest expense	15,868	2,251
Accrued charges under COO Agreement (see Note 2)	—	5,299
Short-term asset retirement obligations	1,711	875
Short-term remediation and reclamation obligations	799	1,679
Other	612	1,935
Total accrued liabilities	$147,651	$92,037